Share-based Payments Arrangement - CHIEF Share-based Compensation Plan (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 19, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Oct. 22, 2015 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise Price		$ 147.00		$ 34.40	$ 43.00	$ 43.00
Grant Date 2015.10.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2015.10.22
Grant Date	2015.10.22
Stock Options Units	2,000
Exercise Price	$ 34.40		$ 34.40
Original price	$ 43.00
Grant Date 2017.12.19 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2017.12.19
Stock Options Units	950
Exercise Price	$ 147.00